RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Credit agreement fees with Brookfield	$—	$—	$—	$—
Support agreement fees with Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees with Brookfield	2	1	4	5
Investment management fees to Brookfield(1)	55	41	107	62
Licensing agreement fees to Brookfield	—	—	—	—
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(1)The Company had $57 million and $39 million of investment management fees payable to Brookfield as of June 30, 2025 and 2024, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of June 30, 2025 and 2024 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.